Shareholder Report	12 Months Ended
Sep. 30, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Reynolds Funds, Inc.
Entity Central Index Key	0000832574
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
REYNOLDS BLUE CHIP GROWTH FUND
Shareholder Report [Line Items]
Fund Name	Reynolds Blue Chip Growth Fund
Class Name	Reynolds Blue Chip Growth Fund
Trading Symbol	RBCGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Reynolds Blue Chip Growth Fund for the period of October 1, 2023, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://reynoldsfunds.com. You can also request this information by contacting us at 800-773-9665.
Additional Information Phone Number	800-773-9665
Additional Information Website	https://reynoldsfunds.com
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Reynolds Blue Chip Growth Fund	$241	2.00%

Expenses Paid, Amount	$ 241
Expense Ratio, Percent	2.00%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended September 30, 2024, the Fund outperformed its benchmark, the S&P 500 Index.
WHAT FACTORS INFLUENCED PERFORMANCE
U.S. equities gained for the 12 months ended September 30, 2024 driven by resilient corporate profits, extremely strong interest in generative artificial intelligence and the Federal Reserve’s beginning pivot to lower interest rates.
Against this backdrop, security selection was the primary contributor to the Fund’s performance versus the benchmark for the fiscal year, especially within semiconductors and semiconductor equipment. Also, helping our relative result was an underweight in household durables and oil, gas and consumable fuels.
The top individual contributor was an overweight in NVIDIA. The stock was the Fund’s biggest holding. Other notable contributors to performance were an overweight in Amazon, Chipotle Mexican Grill, Costco, CrowdStrike, Meta Platforms, and Netflix. Three other notable contributors to performance were an underweight in Alphabet, Apple, and Microsoft.
In contrast, detractors from performance were an overweight in hotels, restaurants and leisure and technology hardware, storage and peripherals.
Three of the biggest individual relative detractors from performance were an overweight in Airbnb, AutoZone, and Salesforce.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Reynolds Blue Chip Growth Fund	40.93	15.26	10.75
S&P 500 Index	36.35	15.98	13.38

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://reynoldsfunds.com for more recent performance information. Visit https://reynoldsfunds.com for more recent performance information.
Net Assets	$ 64,881,017
Holdings Count | $ / shares	275
Advisory Fees Paid, Amount	$ 591,055
Investment Company Portfolio Turnover	269.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$64,881,017
Number of Holdings	275
Net Advisory Fee	$591,055
Portfolio Turnover	269%

Holdings [Text Block]

Sector Breakdown	(%)†
Information Technology	42.0%
Consumer Discretionary	19.8%
Communication Services	19.6%
Financials	4.3%
Industrials	4.0%
Health Care	3.7%
Consumer Staples	2.5%
Energy	0.6%
Real Estate	0.6%
Cash & Other	2.9%

Top Holdings	(%)†
NVIDIA Corp.	7.6%
Meta Platforms, Inc. - Class A	7.4%
Amazon.com, Inc.	6.3%
Netflix, Inc.	6.2%
Microsoft Corp.	5.3%
Apple, Inc.	4.9%
Booking Holdings, Inc.	2.9%
Alphabet, Inc. - Class C	2.8%
First American Government Obligations Fund	2.5%
Salesforce, Inc.	2.4%
[1]
Updated Prospectus Web Address	https://reynoldsfunds.com

[1]
†	Expressed as a percentage of net assets.